UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: October 31

Date of reporting period:  July 31, 2014

Item 1. Schedule of Investments.

361 Market Neutral Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 89.6%
	BASIC MATERIALS – 4.2%
301	Carpenter Technology Corp.1	$16,296
189	Compass Minerals International, Inc.	16,258
454	Domtar Corp.	16,308
426	Globe Specialty Metals, Inc.1	8,107
172	International Paper Co.	8,170
251	Materion Corp.	8,110
281	Minerals Technologies, Inc.	16,317
72	Monsanto Co.	8,142
41	PPG Industries, Inc.	8,133
63	Praxair, Inc.1	8,073
		113,914
	COMMUNICATIONS – 3.6%
26	Amazon.com, Inc.*1	8,138
95	Anixter International, Inc.1	8,167
479	Blucora, Inc.*1	8,176
319	Blue Nile, Inc.*1	8,214
415	Corning, Inc.	8,155
119	Harris Corp.	8,124
346	Juniper Networks, Inc.*1	8,145
478	Perficient, Inc.*	8,121
541	Rackspace Hosting, Inc.*1	16,387
86	TripAdvisor, Inc.*	8,156
98	Viacom, Inc. - Class B1	8,102
		97,885
	CONSUMER, CYCLICAL – 10.7%
56	Buffalo Wild Wings, Inc.*	8,138
488	Copart, Inc.*1	16,290
122	Delphi Automotive PLC2	8,150
184	Fastenal Co.1	8,160
83	Fossil Group, Inc.*1	8,134
640	Francesca's Holdings Corp.*1	8,179
132	Harley-Davidson, Inc.1	8,160
163	Hibbett Sports, Inc.*	8,135
461	HNI Corp.	16,292
251	iRobot Corp.*	8,125
412	Life Time Fitness, Inc.*	16,212
151	Lumber Liquidators Holdings, Inc.*1	8,187
232	Mattel, Inc.	8,219
161	Men's Wearhouse, Inc.1	8,102
100	Michael Kors Holdings Ltd.*1, 2	8,148
211	Mobile Mini, Inc.	7,967
340	Multimedia Games Holding Co., Inc.*	8,201

361 Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of July 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	CONSUMER, CYCLICAL (Continued)
131	PACCAR, Inc.1	$8,157
160	Signet Jewelers Ltd.2	16,286
745	SkyWest, Inc.	7,964
452	Stage Stores, Inc.1	8,145
225	Standard Motor Products, Inc.	8,111
106	Starwood Hotels & Resorts Worldwide, Inc.	8,145
299	Tempur Sealy International, Inc.*	16,358
138	Toro Co.1	8,188
84	UniFirst Corp.	8,166
34	W.W. Grainger, Inc.1	7,995
111	Wal-Mart Stores, Inc.1	8,167
119	Walgreen Co.	8,184
346	Winnebago Industries, Inc.*	8,131
118	Yum! Brands, Inc.	8,189
		292,985
	CONSUMER, NON-CYCLICAL – 19.7%
200	Altria Group, Inc.1	8,120
114	Analogic Corp.	8,198
280	Annie's, Inc.*	8,170
175	Archer-Daniels-Midland Co.1	8,120
627	Avon Products, Inc.	8,276
291	B&G Foods, Inc.1	8,168
94	Brown-Forman Corp. - Class B1	8,145
114	Cal-Maine Foods, Inc.	8,117
196	Campbell Soup Co.	8,152
242	Cantel Medical Corp.	8,114
113	Centene Corp.*1	8,146
93	Clorox Co.	8,079
207	Coca-Cola Co.	8,133
128	Colgate-Palmolive Co.1	8,115
209	CONMED Corp.1	8,151
600	CoreLogic, Inc./United States*	16,320
266	Corporate Executive Board Co.1	16,511
195	Covance, Inc.*1	16,364
409	DeVry, Inc.1	16,348
111	Estee Lauder Cos., Inc. - Class A1	8,154
290	ExlService Holdings, Inc.*	8,135
162	General Mills, Inc.1	8,124
312	Healthcare Services Group, Inc.1	8,156
152	Helen of Troy Ltd.*2	8,152
883	HMS Holdings Corp.*	16,256
179	Hormel Foods Corp.1	8,102

361 Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of July 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
130	IDEXX Laboratories, Inc.*	$16,182
349	Impax Laboratories, Inc.*	8,163
223	Ingredion, Inc.1	16,419
571	ITT Educational Services, Inc.*1	8,125
82	JM Smucker Co.	8,170
136	Kellogg Co.1	8,137
78	Kimberly-Clark Corp.1	8,102
241	Lannett Co., Inc.*	8,100
166	Ligand Pharmaceuticals, Inc.*1	8,162
141	Magellan Health, Inc.*	8,122
109	Mastercard, Inc. - Class A1	8,082
124	McCormick & Co., Inc.	8,157
287	Medifast, Inc.*1	8,240
127	Monster Beverage Corp.*1	8,123
498	Navigant Consulting, Inc.*	8,127
92	PepsiCo, Inc.	8,105
264	Prestige Brands Holdings, Inc.*	8,131
105	Procter & Gamble Co.	8,119
386	Repligen Corp.*	8,094
146	Reynolds American, Inc.	8,154
89	Sanderson Farms, Inc.	8,107
308	Scotts Miracle-Gro Co. - Class A1	16,386
329	Snyder's-Lance, Inc.1	8,162
102	Stryker Corp.1	8,137
228	Sysco Corp.	8,137
499	Thoratec Corp.*	16,218
111	TreeHouse Foods, Inc.*	8,159
301	TrueBlue, Inc.*1	8,124
224	Tupperware Brands Corp.1	16,303
218	Tyson Foods, Inc. - Class A	8,112
		537,685
	ENERGY – 8.9%
118	Baker Hughes, Inc.	8,115
341	Basic Energy Services, Inc.*	8,181
247	Cabot Oil & Gas Corp.1	8,139
133	Carrizo Oil & Gas, Inc.*	8,168
526	Cloud Peak Energy, Inc.*	8,142
343	Comstock Resources, Inc.	8,115
480	Denbury Resources, Inc.	8,136
174	Diamond Offshore Drilling, Inc.	8,141
161	Dril-Quip, Inc.*	16,224
161	Ensco PLC - Class A2	8,155

361 Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of July 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	ENERGY (Continued)
74	EOG Resources, Inc.	$8,099
86	EQT Corp.1	8,068
280	Flotek Industries, Inc.*	8,078
202	Geospace Technologies Corp.*1	8,128
305	Gulfport Energy Corp.*1	16,290
117	Halliburton Co.	8,072
303	Matrix Service Co.*	8,136
201	Newfield Exploration Co.*	8,100
123	Noble Energy, Inc.	8,178
83	Occidental Petroleum Corp.	8,110
554	Pioneer Energy Services Corp.*	8,149
108	Range Resources Corp.	8,164
75	Schlumberger Ltd.2	8,129
201	Southwestern Energy Co.*1	8,157
214	Stone Energy Corp.*	8,143
732	Swift Energy Co.*	8,089
770	Synergy Resources Corp.*	8,100
417	Tesco Corp.1, 2	8,140
		243,846
	FINANCIAL – 2.1%
152	EPR Properties - REIT	8,193
150	Franklin Resources, Inc.	8,123
351	Government Properties Income Trust - REIT	8,196
203	HCI Group, Inc.1	8,100
148	Outerwall, Inc.*1	8,143
105	T. Rowe Price Group, Inc.	8,154
38	Visa, Inc. - Class A1	8,018
		56,927
	INDUSTRIAL – 22.4%
58	3M Co.1	8,172
152	Acuity Brands, Inc.	16,305
485	Advanced Energy Industries, Inc.*	8,158
258	Aerovironment, Inc.*	8,124
125	Alliant Techsystems, Inc.	16,241
168	AMETEK, Inc.1	8,180
169	Applied Industrial Technologies, Inc.	8,190
185	AZZ, Inc.	8,073
313	Brady Corp. - Class A	8,185
444	Briggs & Stratton Corp.	8,139
115	Bristow Group, Inc.	8,208
384	Calgon Carbon Corp.*	8,141
204	Carlisle Cos., Inc.	16,324

361 Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of July 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIAL (Continued)
81	Caterpillar, Inc.	$8,161
385	Celadon Group, Inc.	8,177
113	CIRCOR International, Inc.1	8,121
273	CSX Corp.	8,168
58	Cummins, Inc.1	8,085
111	Danaher Corp.1	8,201
95	Dover Corp.	8,147
182	Drew Industries, Inc.	8,190
289	Dycom Industries, Inc.*1	8,127
199	EMCOR Group, Inc.	8,145
128	Emerson Electric Co.1	8,147
129	EnerSys1	8,182
189	Expeditors International of Washington, Inc.1	8,161
111	Fluor Corp.1	8,089
182	Forward Air Corp.	8,148
222	Franklin Electric Co., Inc.	8,136
148	Garmin Ltd.2	8,146
644	Harsco Corp.1	16,274
273	Hillenbrand, Inc.	8,204
89	Honeywell International, Inc.1	8,173
177	Hub Group, Inc. - Class A*	8,174
595	II-VI, Inc.*	8,163
454	Itron, Inc.*	16,335
137	Joy Global, Inc.	8,119
75	Kansas City Southern	8,179
784	KBR, Inc.	16,197
342	Knight Transportation, Inc.1	8,194
100	Lindsay Corp.1	8,095
93	Littelfuse, Inc.	8,084
302	Matson, Inc.	8,139
256	Methode Electronics, Inc.	8,187
317	MSA Safety, Inc.	16,414
216	Nordson Corp.1	16,237
316	Orbital Sciences Corp.*	8,112
105	Pall Corp.	8,134
71	Parker Hannifin Corp.1	8,161
90	Raytheon Co.1	8,169
233	Regal-Beloit Corp.	16,378
73	Rockwell Automation, Inc.1	8,151
95	Ryder System, Inc.	8,182
418	Sonoco Products Co.	16,361
165	Sturm Ruger & Co., Inc.1	8,243
224	Textron, Inc.	8,147

361 Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of July 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIAL (Continued)
367	Timken Co.	$16,258
527	Trimble Navigation Ltd.*1	16,284
83	Union Pacific Corp.1	8,160
668	Werner Enterprises, Inc.	16,419
427	Worthington Industries, Inc.	16,333
		611,631
	TECHNOLOGY – 12.0%
892	Acxiom Corp.*	16,341
249	Altera Corp.	8,147
164	Analog Devices, Inc.1	8,139
389	Applied Materials, Inc.	8,153
117	Avago Technologies Ltd.1, 2	8,117
214	Broadcom Corp. - Class A1	8,188
363	Cirrus Logic, Inc.*1	8,142
1,612	Cypress Semiconductor Corp.1	16,297
657	Ebix, Inc.1	8,252
243	Electronic Arts, Inc.*1	8,165
286	Fair Isaac Corp.	16,345
1,072	Fairchild Semiconductor International, Inc.*1	16,316
517	Informatica Corp.*1	16,399
309	Insight Enterprises, Inc.*	8,117
657	International Rectifier Corp.*1	16,320
1,291	Intersil Corp. - Class A1	16,564
114	KLA-Tencor Corp.	8,150
597	Kulicke & Soffa Industries, Inc.*1	8,131
185	Linear Technology Corp.1	8,165
277	Manhattan Associates, Inc.*	8,133
181	Microchip Technology, Inc.1	8,149
266	Micron Technology, Inc.*	8,126
341	Microsemi Corp.*	8,177
465	NVIDIA Corp.1	8,138
111	QUALCOMM, Inc.1	8,181
90	SanDisk Corp.	8,254
733	Semtech Corp.*1	16,368
401	Silicon Laboratories, Inc.*	16,333
113	Synaptics, Inc.*	8,162
177	Texas Instruments, Inc.	8,186
199	Xilinx, Inc.	8,185
		326,840
	UTILITIES – 6.0%
173	ALLETE, Inc.	8,117
266	American States Water Co.	8,126

361 Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of July 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	UTILITIES (Continued)
338	Atmos Energy Corp.	$16,332
263	Avista Corp.	8,161
308	Black Hills Corp.	16,235
281	CMS Energy Corp.	8,129
221	El Paso Electric Co.	8,144
237	National Fuel Gas Co.	16,332
159	New Jersey Resources Corp.	8,122
188	Northwest Natural Gas Co.	8,125
635	PNM Resources, Inc.	16,288
165	Southwest Gas Corp.	8,172
467	TECO Energy, Inc.	8,154
232	UIL Holdings Corp.	8,146
428	Vectren Corp.	16,303
		162,886
	TOTAL COMMON STOCKS (Cost $2,530,869)	2,444,599

	SHORT-TERM INVESTMENTS – 9.2%
250,956	Fidelity Institutional Money Market Fund, 0.05%3	250,956

	TOTAL SHORT-TERM INVESTMENTS (Cost $250,956)	250,956

	TOTAL INVESTMENTS – 98.8% (Cost $2,781,825)	2,695,555
	Other Assets in Excess of Liabilities – 1.2%	33,998

	TOTAL NET ASSETS – 100.0%	$2,729,553

	SECURITIES SOLD SHORT – (49.9)%
	EXCHANGE-TRADED FUNDS – (49.9)%
(4,082)	iShares Russell 2000 ETF	(453,469)
(2,349)	SPDR S&P 500 ETF Trust	(453,569)
(1,821)	SPDR S&P MidCap 400 ETF Trust	(453,666)

	TOTAL SECURITIES SOLD SHORT (Proceeds $1,261,045)	$(1,360,704)

ETF – Exchange-Traded Fund
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
1	All or a portion of this security is segregated as collateral for securities sold short.

361 Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of July 31, 2014 (Unaudited)

2	Foreign security denominated in U.S. Dollars.
3	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

361 Market Neutral Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2014 (Unaudited)

FUTURES CONTRACTS

Number of					Unrealized
Contracts		Expiration	Value at	Value at	Appreciation
Long (Short)	Description	Date	Trade Date	July 31, 2014	(Depreciation)

(4)	NASDAQ 100 E-Mini Index	September 2014	$315,872	$320,964	$5,092
3	E-Mini S&P 500 Index	September 2014	294,713	288,719	(5,994)

TOTAL FUTURES CONTRACTS			$610,585	$609,683	$(902)

See accompanying Notes to Schedule of Investments.

361 Managed Futures Strategy Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2014 (Unaudited)

Number of Shares		Value

	EXCHANGE-TRADED FUNDS – 19.3%
104,797	iShares 0-5 Year TIPS Bond ETF	$10,681,959
656,540	iShares 1-3 Year Treasury Bond ETF	55,457,934
92,000	PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	4,901,760
461,220	PIMCO Enhanced Short Maturity Exchange-Traded Fund	46,795,381

	TOTAL EXCHANGE-TRADED FUNDS (Cost $117,907,445)	117,837,034

	SHORT-TERM INVESTMENTS – 81.1%
494,382,241	Fidelity Institutional Money Market Fund, 0.05%1	494,382,241

	TOTAL SHORT-TERM INVESTMENTS (Cost $494,382,241)	494,382,241

	TOTAL INVESTMENTS – 100.4% (Cost $612,289,686)	612,219,275
	Liabilities in Excess of Other Assets – (0.4)%	(2,346,004)

	TOTAL NET ASSETS – 100.0%	$609,873,271

ETF – Exchange-Traded Fund
TIPS – Treasury Inflation-Protected Securities

1	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

361 Global Managed Futures Strategy Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2014 (Unaudited)

Principal Amount		Value

	SHORT-TERM INVESTMENTS – 94.7%
$44,951,486	UMB Money Market Fiduciary, 0.01%1	$44,951,486

	TOTAL SHORT-TERM INVESTMENTS (Cost $44,951,486)	44,951,486

	TOTAL INVESTMENTS – 94.7% (Cost $44,951,486)	44,951,486
	Other Assets in Excess of Liabilities – 5.3%	2,497,323

	TOTAL NET ASSETS – 100.0%	$47,448,809

1	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

361 Global Managed Futures Strategy Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2014 (Unaudited)

FUTURES CONTRACTS

Number of					Unrealized
Contracts		Expiration	Value at	Value at	Appreciation
Long (Short)	Description	Date	Trade Date	July 31, 2014	(Depreciation)

126	CAC 40 Index	August 2014	$7,301,239	$7,162,159	$(139,080)
23	DAX Index	September 2014	7,422,739	7,251,791	(170,948)
300	Euro STOXX 50 Index	September 2014	12,931,487	12,529,459	(402,028)
64	FTSE 100 Index	September 2014	7,271,538	7,220,521	(51,017)
64	Russell 2000 Mini Index	September 2014	7,370,755	7,146,880	(223,875)
39	E-Mini S&P MidCap 400 Index	September 2014	5,507,270	5,334,420	(172,850)
148	E-Mini S&P 500 Index	September 2014	14,539,197	14,243,520	(295,677)

TOTAL FUTURES CONTRACTS			$62,344,225	$60,888,750	$(1,455,475)

See accompanying Notes to Schedule of Investments.

361 Global Macro Opportunity Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 3.7%
	BASIC MATERIALS – 0.2%
21	CF Industries Holdings, Inc.	$5,257

	COMMUNICATIONS – 0.4%
42	Qihoo 360 Technology Co., Ltd. - ADR*	3,828
278	Symantec Corp.	6,578
		10,406
	CONSUMER, NON-CYCLICAL – 0.8%
59	Cooper Cos., Inc.	9,492
192	Quest Diagnostics, Inc.	11,731
		21,223
	ENERGY – 0.7%
168	Anadarko Petroleum Corp.	17,951

	INDUSTRIAL – 0.4%
60	Landstar System, Inc.	3,968
52	Thermo Fisher Scientific, Inc.	6,318
		10,286
	TECHNOLOGY – 1.2%
34	International Business Machines Corp.	6,517
308	NetApp, Inc.	11,962
130	VMware, Inc. - Class A*	12,917
		31,396

	TOTAL COMMON STOCKS (Cost $97,118)	96,519

	EXCHANGE-TRADED FUNDS – 77.8%
1,484	Consumer Staples Select Sector SPDR Fund	63,975
1,228	Energy Select Sector SPDR Fund	118,662
324	Health Care Select Sector SPDR Fund	19,738
163	iShares China Large-Cap ETF	6,595
1,140	iShares JP Morgan USD Emerging Markets Bond ETF1	130,621
246	iShares MSCI Australia ETF	6,541
4,557	iShares MSCI EAFE ETF	303,451
11,252	iShares MSCI Emerging Markets ETF	493,063
1,394	iShares Russell 2000 ETF	154,859
548	Materials Select Sector SPDR Fund	26,660
1,864	PowerShares DB Base Metals Fund*	33,049
2,848	SPDR S&P 500 ETF Trust1	549,920
2,616	Technology Select Sector SPDR Fund	101,998

	TOTAL EXCHANGE-TRADED FUNDS (Cost $2,039,863)	$2,009,132

361 Global Macro Opportunity Fund
SCHEDULE OF INVESTMENTS – Continued
As of July 31, 2014 (Unaudited)

Number of Shares		Value

	SHORT-TERM INVESTMENTS – 28.0%
723,091	Fidelity Institutional Money Market Fund, 0.05%2	$723,091

	TOTAL SHORT-TERM INVESTMENTS (Cost $723,091)	723,091

	TOTAL INVESTMENTS – 109.5% (Cost $2,860,072)	2,828,742
	Liabilities in Excess of Other Assets – (9.5)%	(245,833)

	TOTAL NET ASSETS – 100.0%	$2,582,909

	SECURITIES SOLD SHORT – (2.0)%
	EXCHANGE-TRADED FUNDS – (2.0)%
(281)	iShares iBoxx $High Yield Corporate Bond Fund	(25,976)
(640)	SPDR Barclays High Yield Bond ETF	(25,952)

	TOTAL SECURITIES SOLD SHORT (Proceeds $52,912)	$(51,928)

ADR – American Depository Receipt
ETF – Exchange-Traded Fund

*	Non-income producing security.
1	All or a portion of this security is segregated as collateral for securities sold short.
2	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

361 Global Macro Opportunity Fund
SCHEDULE OF INVESTMENTS – Continued
As of July 31, 2014 (Unaudited)

FUTURES CONTRACTS

Number of					Unrealized
Contracts		Expiration	Value at	Value at	Appreciation
Long (Short)	Description	Date	Trade Date	July 31, 2014	(Depreciation)

2	CBOE Volatility Index	August 2014	$30,206	$30,400	$194
4	Euro STOXX 50 Index	September 2014	171,965	167,059	(4,906)
2	E-Mini S&P 500 Index	September 2014	196,475	192,480	(3,995)
(1)	E-Mini S&P 500 Index	September 2014	(98,237)	(96,240)	1,997

TOTAL FUTURES CONTRACTS			$300,409	$293,699	$(6,710)

See accompanying Notes to Schedule of Investments.

361 Funds
NOTES TO SCHEDULE OF INVESTMENTS
July 31, 2014 (Unaudited)

Note 1 – Organization
361 Market Neutral Fund (formerly known as the 361 Long/Short Equity Fund) (“Market Neutral” or “Market Neutral Fund”), 361 Managed Futures Strategy Fund (“Managed Futures Strategy” or “Managed Futures Strategy Fund”), 361 Global Managed Futures Strategy Fund (“Global Managed Futures Strategy” or “Global Managed Futures Strategy Fund”) and 361 Global Macro Opportunity Fund (“Global Macro Opportunity” or “Global Macro Opportunity Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Market Neutral Fund’s primary investment objective is to outperform the S&P 500 Index but with lower volatility and a low correlation to that Index.  As a secondary objective, the Market Neutral Fund also seeks to outperform the HFRX Equity Hedge Index. The Fund commenced investment operations on December 20, 2011, with two classes of shares, Class A and Class I.

The Managed Futures Strategy Fund’s primary investment objective is to seek positive absolute returns that have a low correlation to the returns of broad stock and bond markets. The Fund commenced investment operations on December 20, 2011, with two classes of shares, Class A and Class I.

The Global Managed Futures Strategy Fund’s primary investment objective is to seek positive absolute returns that have a low correlation to the returns of global stock and bond markets. The Fund commenced investment operations on February 12, 2014, with two classes of shares, Class A and Class I.

The Global Macro Opportunity Fund’s primary investment objective is to seek long–term positive absolute return. The Fund commenced investment operations on June 30, 2014, with two classes of shares, Class A and Class I.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends, liquidation, income and expenses, except class specific expenses, subject to the approval of the Trustees.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Futures contracts are valued at the settlement price established each day by the board of exchange on which they are traded.  The daily settlement prices for financial futures are provided by an independent source.  Options are valued at the last quoted sales price, if no sale was reported on that date, the last quoted bid price is used. Open-end mutual fund investments (including money market funds) are valued at net asset value. Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

361 Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
July 31, 2014 (Unaudited)

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Funds’ advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Options
The Funds may write or purchase options contracts primarily to enhance the Funds’ returns or reduce volatility. In addition, the Funds may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk.  When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased.  Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses.  The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss.  If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.  The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the options contracts.

(c) Stock Index Futures
The Funds may invest in stock index futures as a substitute for a comparable market position in the underlying securities.  A stock index future obligates the seller to deliver (and the purchaser to accept), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made.  No physical delivery of the underlying stocks in the index is made.  Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Funds’ agent in acquiring the futures position).  During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading.  Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred.  When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract.  Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. The purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate the futures transaction.  There is minimal counterparty credit risk involved in entering into futures contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

361 Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
July 31, 2014 (Unaudited)

(d) Short Sales
The Funds may engage in short sales that are “uncovered”.  Uncovered short sales are transactions under which a Fund sells a security it does not own.  To complete such a transaction, the Fund must borrow the security to make delivery to the buyer.  The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.  The price at such time may be more or less than the price at which the security was sold by the Fund.  Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense on the Statement of Operations.  To borrow the security, the Fund also may be required to pay a premium or interest fee, which is recorded as interest expense.  The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which the Fund sells the security short, or a loss, potentially unlimited in size, will be recognized upon the closing of a short sale.

(e) Money Market Investments
The Managed Futures Strategy Fund and the Global Macro Opportunity Fund invest a significant amount (81.1% and 28.0%, respectively, as of July 31, 2014) in the Fidelity Institutional Money Market Fund (“FMPXX”).  FMPXX invests in U.S. dollar-denominated money market securities of domestic and foreign issuers rated in the highest category by at least two nationally recognized rating services or by one if only one rating service has rated a security, or, if unrated, determined to be of equivalent quality by Fidelity Management & Research Company, U.S. Government securities and repurchase agreements. FMPXX may invest more than 25% of its total assets in the financial services sector. FMPXX invests in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, and diversification of investments. An investment in FMPXX is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although FMPXX seeks to preserve the value of investment at $1.00 per share, it is possible to lose money by investing in FMPXX.

FMPXX files complete Semi-Annual and Annual Reports with the U.S. Securities and Exchange Commission for semi-annual and annual periods of each fiscal year on Form N-CSR. The Forms N-CSR are available on the website of the U.S. Securities and Exchange Commission at www.sec.gov, and may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The Global Managed Futures Strategy Fund invests a significant amount (94.7% as of July 31, 2014) in the UMB Money Market Fiduciary.  The UMB Money Market Fiduciary acts as a bank deposit for the Fund, providing an interest bearing account for short-term investment purposes.  This investment vehicle is not publically traded on open markets.

(f) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the company’s understanding of the applicable country’s tax rules and rates.  Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees, which are unique to each class of shares.  Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

361 Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
July 31, 2014 (Unaudited)

Note 3 – Federal Income Taxes
At July 31, 2014, the cost of investments on a tax basis and gross unrealized appreciation (depreciation) on investments for federal income tax purposes were as follows:

	Market Neutral Fund	Managed Futures Strategy Fund	Global Managed Futures Strategy Fund	Global Macro Opportunity Fund
Cost of investments	$2,781,908	$612,289,686	$44,951,486	$2,860,072

Gross unrealized appreciation	$1,539	$125,996	$-	$5,122
Gross unrealized depreciation	(87,892)	(196,407)	-	(36,452)
Net unrealized appreciation/ (depreciation) on investments	$(86,353)	$(70,411)	$-	$(31,330)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

361 Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
July 31, 2014 (Unaudited)

The inputs to measure fair value may fall into different Levels of the fair value hierarchy.  In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of July 31, 2014, in valuing the Funds’ assets carried at fair value:

Market Neutral Fund	Level 1	Level 2*	Level 3*	Total
Assets
Investments
Common Stocks1	$2,444,599	$-	$-	$2,444,599
Short-Term Investments	250,956	-	-	250,956
Total Investments	$2,695,555	$-	$-	$2,695,555
Other Financial Instruments2
Futures Contracts	$5,092	$-	$-	$5,092
Total Assets	$2,700,647	$-	$-	$2,700,647

Liabilities
Securities Sold Short
Exchange-Traded Funds	$1,360,704	$-	$-	$1,360,704
Other Financial Instruments2
Futures Contracts	$5,994	$-	$-	$5,994
Total Liabilities	$1,366,698	$-	$-	$1,366,698

Managed Futures Strategy Fund	Level 1	Level 2*	Level 3*	Total
Investments
Exchange-Traded Funds	$117,837,034	$-	$-	$117,837,034
Short-Term Investments	494,382,241	-	-	494,382,241
Total Investments	$612,219,275	$-	$-	$612,219,275

Global Managed Futures Strategy Fund	Level 1	Level 2*	Level 3*	Total
Assets
Investments
Short-Term Investments	$44,951,486	$-	$-	$44,951,486
Total Assets	$44,951,486	$-	$-	$44,951,486

Liabilities
Other Financial Instruments2
Futures Contracts	$1,455,475	$-	$-	$1,455,475
Total Liabilities	$1,455,475	$-	$-	$1,455,475

361 Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
July 31, 2014 (Unaudited)

Global Macro Opportunity Fund	Level 1	Level 2*	Level 3*	Total
Assets
Investments
Common Stocks1	$96,519	$-	$-	$96,519
Exchange-Traded Funds	2,009,132	-	-	2,009,132
Short-Term Investments	723,091	-	-	723,091
Total Investments	$2,828,742	$-	$-	$2,828,742
Other Financial Instruments2
Futures Contracts	$2,191	$-	$-	$2,191
Total Assets	$2,830,933	$-	$-	$2,830,933

Liabilities
Securities Sold Short
Exchange-Traded Funds	$51,928	$-	$-	$51,928
Other Financial Instruments2
Futures Contracts	$8,901	$-	$-	$8,901
Total Liabilities	$60,829	$-	$-	$60,829

1	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
2
Other financial instruments are derivative instruments such as futures contracts, forward contracts and swap contracts.  Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

*	The Funds did not hold any Level 2 or Level 3 securities at period end.

Transfers are recognized at the end of the reporting period.  There were no transfers at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	9/29/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	9/29/14

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	9/29/14